Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified						6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Change Related to Cash Flow Hedges		Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss)	Jun. 30, 2013 Change Related to Shipboard Retirement Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) at beginning of year	$ 2,384,293	$ 2,018,784	$ 1,844,463	$ 1,740,526	$ 1,713,040	$ (7,872)		$ (17,619)	$ (9,747)
Current period other comprehensive loss before reclassifications						(28,046)		(28,046)
Amounts reclassified from accumulated other comprehensive income (loss)						(1,971)	[1]	(1,742)	229	[2]
Accumulated other comprehensive income (loss) at end of year	$ 2,384,293	$ 2,018,784	$ 1,844,463	$ 1,740,526	$ 1,713,040	$ (37,889)	[3]	$ (47,407)	$ (9,518)

[1]	Amount reclassified to fuel expense.
[2]	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
[3]	Of the existing amounts related to derivatives designated as cash flow hedges, $5.0 million is expected to be reclassified into earnings in the next 12 months.